Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Creation Date	dei_DocumentCreationDate	Nov. 28, 2014
Document Effective Date	dei_DocumentEffectiveDate	Nov. 28, 2014
Prospectus Date	rr_ProspectusDate	Nov. 28, 2014